Loans and borrowings (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings
Current	R$ 164,403	R$ 75,377
Non-current	624,306	13,853
Total	R$ 788,709	R$ 89,230